Subsequent Events (Details)						12 Months Ended
	Feb. 04, 2021 USD ($) $ / shares shares	Dec. 22, 2020 USD ($) shares	Oct. 20, 2020 USD ($) $ / shares shares	May 20, 2020 USD ($) $ / shares shares	Jun. 25, 2018 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Mar. 08, 2021 ft²	Feb. 18, 2021	Feb. 05, 2021
Subsequent Event Description [Abstract]
Common stock, par value (in dollars per share)						$ 0.0001
Preferred stock, par value (in dollars per share)						$ 0.0001	$ 0.0001
Payment for redemption of common stock | $						$ 132,990,436	$ 0
Proceeds from issuance of common stock | $					$ 25,000
Advent [Member]
Subsequent Event Description [Abstract]
Common stock, par value (in dollars per share)						$ 0.001
Preferred stock, par value (in dollars per share)						$ 0.001
Merger consideration | $						$ 250,000,000
Class A Common Stock [Member]
Subsequent Event Description [Abstract]
Common stock, par value (in dollars per share)						$ 0.0001	$ 0.0001
Number of shares redeemed (in shares) | shares			5,864,053	7,126,888
Payment for redemption of common stock | $			$ 60,400,000	$ 72,600,000
Common stock, shares issued (in shares) | shares						1,500,656	1,205,623
Share price, shares redeemed (in dollars per share)			$ 10.30	$ 10.18
Class A Common Stock [Member] | PIPE Investment [Member]
Subsequent Event Description [Abstract]
Common stock, shares issued (in shares) | shares		6,500,000
Proceeds from issuance of common stock | $		$ 65,000,000
Subsequent Event [Member]
Subsequent Event Description [Abstract]
Lease contract term								8 years 5 months		5 years
Area of leased space | ft²								21,401
Term of option to extend lease								5 years
Subsequent Event [Member] | Advent [Member]
Subsequent Event Description [Abstract]
Merger consideration | $	$ 250,300,000
Value per share (in dollars per share)	$ 10.00
Subsequent Event [Member] | UltraCell [Member]
Subsequent Event Description [Abstract]
Percentage of membership interest acquired									100.00%
Subsequent Event [Member] | Class A Common Stock [Member]
Subsequent Event Description [Abstract]
Number of shares redeemed (in shares) | shares	1,606
Payment for redemption of common stock | $	$ 16,536
Share price, shares redeemed (in dollars per share)	$ 10.30
Subsequent Event [Member] | New Advent Common Stock [Member] | Directors, Executive Officers and Affiliated Entities [Member]
Subsequent Event Description [Abstract]
Beneficial ownership percentage of outstanding shares	26.10%
Subsequent Event [Member] | New Advent Common Stock [Member] | AMCI [Member]
Subsequent Event Description [Abstract]
Beneficial ownership percentage of outstanding shares	31.60%